Investment Objectives and Goals	Oct. 28, 2025
GMO Beyond China ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Beyond China ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Beyond China ETF (the “Fund”) seeks total return.
GMO Domestic Resilience ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Domestic Resilience ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Domestic Resilience ETF (the “Fund”) seeks total return.
GMO Dynamic Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Dynamic Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Dynamic Allocation ETF (the “Fund”) seeks positive total return.
GMO Horizons ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Horizons ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Horizons ETF (the “Fund”) seeks total return.
GMO International Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO International Quality ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO International Quality ETF (the “Fund”) seeks total return.
GMO International Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO International Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO International Value ETF (the “Fund”) seeks total return.
GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Systematic Investment Grade Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Systematic Investment Grade Credit ETF (the “Fund”) seeks total return in excess of the Bloomberg U.S. Corporate Index.
GMO Ultra-Short Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Ultra-Short Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Ultra-Short Income ETF (the “Fund”) seeks current income consistent with preservation of capital.
GMO U.S. Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO U.S. Quality ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO U.S. Quality ETF (the “Fund”) seeks total return.
GMO U.S. Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO U.S. Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO U.S. Value ETF (the “Fund”) seeks total return.